Federated Hermes Conservative Municipal Microshort Fund Investment Strategy - Federated Hermes Conservative Municipal Microshort Fund	Aug. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its objective by investing its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Up to 40% of the Fund’s investments may be subject to (or may be a specific preference item for purposes of) the federal alternative minimum tax (AMT) for individuals.The Fund is not a money market fund, is not subject to the special regulatory requirements and risk limiting conditions (including maturity, liquidity and credit quality constraints) applicable to money market funds, and does not qualify for special money market fund tax accounting methods under certain Treasury regulations.The Fund seeks to invest all of its assets in securities or issuers rated investment grade (or unrated securities of comparable quality). Within investment-grade securities, the Fund may invest up to 15% of its assets in BBB rated, fixed-income securities or, with respect to securities maturing in 397 days or less, securities with short-term ratings of comparable credit quality to BBB (i.e., A-3 or P-3 ratings). Although the value of the Fund’s shares will fluctuate, the Fund’s investment adviser (the “Adviser”) seeks to maintain a low degree of share price fluctuation by executing a “microshort” strategy. The Adviser considers a “microshort” strategy to be consistent with a relatively short dollar-weighted average portfolio maturity which, in the case of the Fund, will generally be limited to a maximum of 180 days. Under normal market conditions, individual securities’ maturities will not exceed 2.5 years for fixed rate securities and 3 years for floating rate securities.The Fund focuses its investments in the municipal bond sector. The securities in which the Fund may principally invest include tax-exempt securities, which may include, for example, general obligation bonds; special revenue bonds; private activity bonds; municipal mortgage-backed securities; planned amortization classes (a form of municipal mortgage-backed security issued with a companion class or classes to control prepayment risks); variable rate demand instruments; municipal notes; and tax-exempt commercial paper. Certain of the tax-exempt securities in which the Fund invests may be subject to credit enhancement, such as guarantees, letters of credit or bond insurance.The Adviser actively manages the Fund’s portfolio, seeking to buy securities to further its investment objective and to sell a security when, in the view of the Adviser, it is no longer attractive in furthering the Fund’s investment objective or if the Adviser deems it to be not in the best interest of the Fund. The Adviser attempts to manage the Fund’s credit risk by selecting securities that make default in the payment of principal and interest less likely.The Adviser may seek higher returns than may be offered by a tax-exempt money market fund by generally investing in: variable rate demand notes, municipal notes and short-term municipal bonds.Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment-grade securities, the income from which is exempt from federal regular income tax.For purposes of the Fund’s investment strategy, the Fund will define “conservative” as investment-grade fixed income securities.